Stockholder's Equity - Schedule of Fair Value of Stock Options Grants (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Fair Value of Stock Options Grants [Abstract]
Risk-free interest rate	4.66%	4.11%
Expected dividend yield	0.00%	0.00%
Expected term	6 years 6 months	5 years 11 months 15 days
Expected volatility	87.00%	91.00%